Long term debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long term debt
12.	Long term debt:

	December 31, 2019	December 31, 2018

Long-term debt	$44,926	$41,517
Less: current portion	(17,688)	-
Long-term debt	$27,238	$41,517
On June 13, 2016, the Company entered into a term loan agreement with
CRG-managed
funds (“CRG”) for up to $30,000 consisting of three tranches bearing interest at 14% per annum. The first tranche of $20,000 was drawn at closing and was used to extinguish long-term debt for general corporate purposes. The second and third tranches of $5,000 each were never drawn.
On May 11, 2017, the Company amended the terms of its term loan agreement (the “first amendment”). Under the terms of the amended agreement, up to $50,000 was available to the Company consisting of four tranches bearing interest at 13% per annum. The first tranche of $20,000 was drawn on June 13, 2016 when the Company entered into the original term loan agreement, and a second tranche of $10,000 was drawn on the date of the first amendment. A third tranche of $10,000 was drawn on August 8, 2017. The fourth tranche of up to $10,000 was never drawn. The loan matures on March 31, 2022 and is secured by substantially all of the assets of the Company. Under the terms of the amended agreement, an interest-only period is provided such that principal repayment begins in June 2020. The Company incurred expenses of $1,451 in connection with the modification of long-term debt in the second quarter of 2017 which is included in other expense.

Interest is payable on a quarterly basis through the full term of the loan. Interest payments may be split, at the Company’s option, between 9% per annum cash interest and 4% per annum paid in-kind
interest in the form of additional term loans until March 31, 2020. Subsequent to March 31, 2020, interest shall be payable entirely in cash. During the year ended December 31, 2019, the Company paid in-kind
interest of $1,749 (2018 - $1,679; 2017 - $778). The face value of the Company’s long-term debt at December 31, 2019 is $44,206 (December 31, 2018 - $42,457; December 31, 2017 - $40,778). On the maturity date, a back-end
facility fee of 8% of the aggregate amount of the term loan will be payable to CRG, including the impact of any amounts accrued as paid in-kind
interest. As a result, the Company is accruing the amount up to $47,742 under the effective interest method which will be the amount payable at maturity. The effective interest rate of the long-term debt is 17%.
In consideration for entering into the first amendment, 700,000 warrants with a strike price of $4.00 per common share were issued to CRG as of the date of the amended agreement. The warrants have a term of 5 years and are classified as equity. The warrants were fair valued at $1,200 using the Black-Scholes model and are being accounted for as a discount to the long-term debt on a proportionate basis to the fair value of the entire long-term debt as of the date of the amended agreement. The discount is being amortized to interest expense over the life of the amended agreement under the effective interest method.
The Company is required to meet certain annual revenue covenants. If the revenue covenants are not met, the Company may exercise a cure right within 90 days of year-end
by issuing additional common shares in exchange for cash or by borrowing subordinated debt in an amount equal to two times the difference between the minimum required revenue and the Company’s revenue. The cash received from the cure right would be used to repay the principal. On March 27, 2018, the Company entered into an agreement with CRG to amend the terms of the loan to adjust the annual revenue covenants (the “second amendment”). In consideration for the second amendment, the Company issued 800,000 warrants with a strike price of $2.50 per common share to CRG as of the date of the second amendment. The warrants have a term of 5 years and are classified as equity. The warrants were fair valued at $936 using the Black-Scholes model and are being accounted for as a discount to the long-term debt on a proportionate basis to the fair value of the entire long-term debt as of the date of the amended agreement. The discount is being amortized to interest expense over the life of the amended agreement under the effective interest method.
On March 11, 2019, the Company further amended its term loan agreement with CRG for an additional credit facility of $10,000, to be drawn at the discretion of the Company, in increments of $2,500 through September 30, 2019, subject to the achievement of certain revenue and market capitalization requirements (the “Additional Credit Facility”). The facility bore interest at 13% per annum and carried the same terms and conditions as the term loan agreement. As consideration for the Additional Credit Facility, the Company made a one-time
payment of $250 to CRG. No funds were drawn under the Additional Credit Facility.

On December 17, 2019, the Company further amended its term loan agreement with CRG such that certain product rights could be sold. Upon receiving proceeds from the sale of these product rights, on March 9, 2020, the Company made a repayment of $2,000 to CRG, of which $1,777 related to a prepayment of principal, $142 related to the back-end
facility fee of 8% applicable to the prepayment, $45 related to interest expense and $36 related to prepayment fees.
Subsequent to the year ended December 31, 2019, the Company entered into an agreement with CRG to amend certain covenants related to the term loan agreement, including the annual revenue covenant. As a result of the retrospective amendment to the annual revenue covenant, the Company was in compliance with all covenants for the year ended December 31, 2019.
Future repayments, assuming the Company continues to meet the amended revenue covenants, are as follows:

2020	$17,830
2021	21,214
2022	8,698
2023	-
2024	-

Total repayments	$47,742